Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2055 Portfolio℠
March 31, 2023
VIPF2055-NPRT1-0523
1.9894057.103
Domestic Equity Funds - 48.6%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	17,131	703,571
VIP Equity-Income Portfolio Initial Class (a)	24,254	574,573
VIP Growth & Income Portfolio Initial Class (a)	31,235	784,302
VIP Growth Portfolio Initial Class (a)	14,672	1,149,003
VIP Mid Cap Portfolio Initial Class (a)	5,426	182,951
VIP Value Portfolio Initial Class (a)	24,346	412,172
VIP Value Strategies Portfolio Initial Class (a)	14,137	205,550
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,937,011)		4,012,122

International Equity Funds - 39.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	102,190	1,048,467
VIP Overseas Portfolio Initial Class (a)	93,656	2,240,253
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,383,886)		3,288,720

Bond Funds - 10.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	18,842	175,797
Fidelity International Bond Index Fund (a)	4,988	45,091
Fidelity Long-Term Treasury Bond Index Fund (a)	42,752	459,589
VIP High Income Portfolio Initial Class (a)	4,908	22,231
VIP Investment Grade Bond II Portfolio - Initial Class (a)	16,808	161,185
TOTAL BOND FUNDS (Cost $919,400)		863,893

Short-Term Funds - 1.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 4.62% (a)(b) (Cost $81,946)	81,946	81,946

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,322,243)	8,246,681
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,087)
NET ASSETS - 100.0%	8,245,594

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	144,228	37,149	10,899	(516)	(760)	6,079	175,797
Fidelity International Bond Index Fund	37,107	8,264	1,310	-	(18)	1,048	45,091
Fidelity Long-Term Treasury Bond Index Fund	400,988	84,008	51,118	3,311	(7,897)	33,608	459,589
VIP Contrafund Portfolio Initial Class	555,988	117,087	19,310	5,888	(246)	50,052	703,571
VIP Emerging Markets Portfolio Initial Class	936,922	185,302	111,934	1,697	(1,631)	39,808	1,048,467
VIP Equity-Income Portfolio Initial Class	498,232	98,283	24,314	-	(530)	2,902	574,573
VIP Government Money Market Portfolio Initial Class 4.62%	48,104	88,660	54,818	498	-	-	81,946
VIP Growth & Income Portfolio Initial Class	644,681	142,915	32,588	2,523	(4)	29,298	784,302
VIP Growth Portfolio Initial Class	873,086	218,827	32,084	6,505	(617)	89,791	1,149,003
VIP High Income Portfolio Initial Class	18,237	4,006	512	13	(17)	517	22,231
VIP Investment Grade Bond II Portfolio - Initial Class	53,827	108,720	3,799	19	10	2,427	161,185
VIP Mid Cap Portfolio Initial Class	155,484	29,659	6,686	387	31	4,463	182,951
VIP Overseas Portfolio Initial Class	1,807,101	351,203	110,328	-	3,086	189,191	2,240,253
VIP Value Portfolio Initial Class	359,239	66,358	16,560	-	242	2,893	412,172
VIP Value Strategies Portfolio Initial Class	178,065	35,065	9,086	454	95	1,411	205,550
	6,711,289	1,575,506	485,346	20,779	(8,256)	453,488	8,246,681

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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